Finance Receivables and Operating Leases (Activity in Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Balance at beginning of year	¥ 2,325	¥ 2,878
Charge-offs	(1,523)	(978)
Provision	1,436	398
Translation adjustments and other	443	27
Balance at end of year	¥ 2,681	¥ 2,325